Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 16,483	€ 11,212	€ 31,191	€ 55,731
Cost of sales	(24,281)	(24,079)	(70,770)	(103,992)
Selling and distribution expenses	(940)	(1,006)	(3,172)	(1,825)
Research and development expenses	(27,245)	(12,512)	(82,363)	(34,934)
General and administrative expenses	(18,574)	(26,341)	(64,106)	(78,019)
Other operating income	917	694	4,365	35,901
Other operating expenses	(395)	(348)	(1,337)	(809)
Operating loss	(54,036)	(52,380)	(186,193)	(127,947)
Finance income	9,446	5,276	19,531	10,619
Finance expenses	(4,085)	(541)	(6,819)	(3,077)
Loss before income tax	(48,675)	(47,645)	(173,481)	(120,405)
Income tax benefit/ (expense)	(6)	78	(33)	160
Net loss for the period	(48,681)	(47,567)	(173,514)	(120,245)
Other comprehensive income (loss):
Foreign currency adjustments	(30)	(152)	(14)	(364)
Total comprehensive loss for the period	€ (48,711)	€ (47,719)	€ (173,528)	€ (120,609)
Net loss per share basic	€ (0.22)	€ (0.25)	€ (0.79)	€ (0.64)
Net loss per share diluted	€ (0.22)	€ (0.25)	€ (0.79)	€ (0.64)